Research and Development expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about research and development expenses

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Staff costs	2,099	1,304	1,252
Outsourced developments	2,754	1,717	1,054
Consulting and contractors' fees	56	—	11
Depreciation and amortization expense	827	20	16
Travel	55	4	33
Other	43	21	9
Capitalized costs	(3,481)	(2,593)	(1,745)
Total research and development expenses	2,353	473	630